COMMITMENTS AND CONTINGENCIES (Details Narrative) - Regents Of The University Of California [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum annual royalty payment	$ 50,000		$ 50,000
Royalty expense	$ 12,500	$ 12,500	$ 37,500	$ 37,500